Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Statement of Cash Flows, Supplemental Disclosures
Cash Flow, Supplemental Disclosures

NOTE 2 SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the three months ended March 31, 2012 and 2011 are summarized as follows:

Cash paid during the years for interest and income taxes:

	2012	2011
Income Taxes	$ --	$ --
Interest	$ --	$ --

NOTE 2 SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years ended December 31, 2011 and 2010 are summarized as follows:

Cash paid during the years for interest and income taxes:

	2011	2010
Income Taxes	$ --	$ --
Interest	$ --	$ --